Leasehold commitments (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Rent expense	$ 2,468	$ 1,403	$ 875
Less: Sublease rentals	(386)	(129)	0
Operating Leases, Rent Expense, Net	$ 2,082	$ 1,274	$ 875